Expenses	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Expenses

9. Expenses

Expenses are detailed as follows:

	For the year ended December 31,
	2025	2024	2023
	(EUR thousand)
Selling and marketing expenses	28,219	24,853	24,978
Research and development expenses	25,436	31,668	35,672
General and administrative expenses	99,664	93,747	88,946
Total Expenses	153,319	150,268	149,596

Selling and marketing expenses are mainly related to personnel expenses for the sales organizations, business development and events costs, travel expenses and other marketing strategic consultancy. They also include net accruals to the provision for bad and doubtful debts for EUR 665 thousand (respectively EUR 65 thousand net accrual in 2024 and EUR 682 thousand net accrual in 2023).

Research and development expenses include costs incurred for research and development activities to support the innovation of our products and components.

General and administrative expenses consist mainly of personnel expenses for administrative functions, consulting fee, directors' compensation, insurance costs (such as Directors & Officers insurance), IT expenses (including software licenses) and rental fees.